RELATED PARTY TRANSACTION	12 Months Ended
Feb. 28, 2023
Related Party Transaction
RELATED PARTY TRANSACTION

13.	RELATED PARTY TRANSACTION

Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company’s Board of Directors and corporate officers.

	For the years ended February 28,
	2023	2022
	$	$
Exploration and evaluation expenditures	254,242	102,500
Management and directors fees	1,987,584	2,365,816
Share-based compensation	6,662,194	5,921,090
Total related party transactions	8,904,020	8,389,406

All related party transactions are recorded at the amount agreed to by the Company and the related party.

As at February 28, 2023, the Company owed $4,608 (2022 – $193,111) to companies controlled by officers and directors of the Company for unpaid management fees and exploration and evaluation expenses.